Taxation - Schedule of Income Tax Provision (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Income Tax Provision [Abstract]
Current income tax expenses	¥ (268,085)	$ (37,294)	¥ (99,155)	¥ (2,465,462)
Deferred income tax (expenses) / benefit	804,312	111,890	2,907,145	(116,755)
Total income tax (expenses) / benefit	¥ 536,227	$ 74,596	¥ 2,807,990	¥ (2,582,217)